COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 05, 2025
Disclosure of contingent liabilities [line items]
Letters of credit amount outstanding	$ 415.4	$ 276.7
Interest expense on letters of credit	6.7	5.1
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Aggregate contract limit for the bonds	1,936.4	$ 1,951.9
EDC Guaranteed letter of credit facility
Disclosure of contingent liabilities [line items]
Letter of credit, maximum amount			$ 200.0
Percentage of letter of credit guaranteed			100.00%
Letters of credit amount outstanding	$ 140.2